CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock Shares	Common Stock Amount USD ($)	Additional Paid - in Capital USD ($)	Accumulated Deficit USD ($)	Total Stockholders' Equity (Deficit) USD ($)
Balance at May. 01, 2011	6,250,000	6,250	199,750	0	206,000
Capital contributions from shareholders of available-for-sale securities		$ 0	$ 200,000	$ 0	$ 200,000
Net capital distributions to shareholders		0	(150,000)	0	(150,000)
Share-based compensation,		0	95,897	0	95,897
Redemption of common stock and distributions to shareholders	(2,810,000)	(2,810)	(141,062)	(4,377,700)	(4,521,572)
Net incomefor 2011		0	0	63,165	63,165
Balance at Dec. 31, 2011	3,440,000	3,440	204,585	(4,314,535)	(4,106,510)
Share-based compensation.		0	944,681	0	944,681
Common stock issued to purchase Ring Energy, Inc.	6,579,808	6,580	13,525,180	0	13,531,760
Common stock issued for cash	3,148,425	3,148	13,005,914	0	13,009,062
Common stock issued in property acquisitions	997,778	998	4,489,003	0	4,490,001
Net loss for 2012		$ 0	$ 0	$ (1,669,283)	$ (1,669,283)
Balance at Dec. 31, 2012	14,166,011	14,166	32,169,363	(5,983,818)	26,199,711